RELATED PARTY TRANSACTIONS - Summary of Net Amounts Charged By Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	$ 40,247	$ 38,666	$ 45,748
Frontline
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	2,028	4,206	3,902
SFL
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	35,753	29,773	30,914
Seatankers
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	0	2,686	8,756
CCL
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	0	0	395
Front Ocean Management AS
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	$ 2,466	$ 2,001	$ 1,781